Condensed financial information of the Company - Condensed Statements of Comprehensive Income (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Condensed Financial Statements, Captions [Line Items]
General and administrative expenses	$ (163,686,999)	$ (156,456,170)	$ (136,844,741)
Operating loss	309,862,002	375,430,481	247,059,755
Interest expense	(113,775,360)	(99,245,696)	(66,153,440)
Interest income	51,493,595	31,225,694	16,859,086
Net (loss)/gain on debt extinguishment	(8,580,510)	(21,443,949)	(15,879,702)
Gain on short-term investments	1,451,200	(2,256,890)	9,969,966
Other expenses/(income)	5,848,727	1,741,732	2,326,010
Income/(loss) before income taxes	233,507,174	250,399,267	193,228,531
Income taxes	(150,478,372)	(144,447,247)	(113,117,126)
Net income attributable to Xinyuan Real Estate Co., Ltd. shareholders	68,344,527	73,034,549	63,627,551
Other comprehensive income/(loss), net of tax of nil
Comprehensive income attributable to shareholders	48,299,700	13,686,634	127,536,175
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
General and administrative expenses	(9,509,893)	(9,877,059)	(13,781,596)
Operating loss	(9,509,893)	(9,877,059)	(13,781,596)
Interest expense	(107,382,764)	(105,990,420)	(65,387,198)
Interest income	1,682,189	1,221,465	3,200,520
Net (loss)/gain on debt extinguishment	536,011	3,267,457	(15,879,702)
Gain on short-term investments	27,099
Other expenses/(income)	(20,106,250)	(11,135,488)	1,114,517
Equity in profit of subsidiaries, net	203,098,135	195,548,594	154,361,010
Income/(loss) before income taxes	68,344,527	73,034,549	63,627,551
Income taxes	0	0	0
Net income attributable to Xinyuan Real Estate Co., Ltd. shareholders	68,344,527	73,034,549	63,627,551
Other comprehensive income/(loss), net of tax of nil
Foreign currency translation adjustments	(20,044,827)	(59,347,915)	63,908,624
Comprehensive income attributable to shareholders	$ 48,299,700	$ 13,686,634	$ 127,536,175